Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Current portion	[1]	$ 134,925	$ 121,167
Non current portion	[1]	316,410	432,017
Total	[1]	451,335	553,184
Amount due from related parties		451,335	881,314
Subcontracting Costs [Member]
Related Party Transactions [Line Items]
Amount due to related parties		25,650	33,285	$ 29,853
Advance from supplier – Total Protection Solutions Pte Ltd [Member]
Related Party Transactions [Line Items]
Amount due from related parties			323,514
Swee Kheng Chua [Member]
Related Party Transactions [Line Items]
Amount due from related parties	[2]		4,616
Amount due to related parties	[3]	207,551	216,940
Concorde Global I Pte Ltd [Member]
Related Party Transactions [Line Items]
Amount due from related parties	[4]	11,068	10,448
iMatrix Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Amount due from related parties	[4]	6,467	6,105
iMatrix Global Pte Ltd [Member] | Subcontracting Costs [Member]
Related Party Transactions [Line Items]
Amount due to related parties				16,403
Total Protection Solutions [Member]
Related Party Transactions [Line Items]
Amount due from related parties			4,610
Other related parties [member]
Related Party Transactions [Line Items]
Amount due from related parties		17,535	21,163
Total Protection Solutions Pte Ltd [Member]
Related Party Transactions [Line Items]
Amount due to related parties	[5]	690,741
Total Protection Solution Pte Ltd [Member]
Related Party Transactions [Line Items]
Amount due to related parties		126,318	185,407	71,449
Total Protection Solution Pte Ltd [Member] | Subcontracting Costs [Member]
Related Party Transactions [Line Items]
Amount due to related parties		6,027,928	2,667,045	2,504,458
Chua Swee Kheng [Member] | Subcontracting Costs [Member]
Related Party Transactions [Line Items]
Amount due to related parties		$ 34,755	$ 4,695

[1]	On December 31, 2022, the Group formalized an agreement with Total Protection Solutions Pte Ltd loaned USD 651,702. The loan is unsecured, and it bears an interest rate of 5%. The loan was initially due on demand. In the financial year ended December 31, 2023, the Group extended an additional loan of USD 89,575, following the initial formalized agreement. This loan remains unsecured and carries an interest rate of 5%. On February 1, 2024, the Group entered into a repayment agreement with Total Protection Solutions Pte Ltd. Total Protection Solutions Pte Ltd will repay this loan on a monthly basis over a 5 year period commencing March 2024.
[2]	The loan is unsecured, interest free and repayable on demand.
[3]	In the financial year ended December 31, 2023, Swee Kheng Chua voluntarily requested a pay cut resulting in payments made to him during the year as a balance owed to the Group. He also received a debt repayment from iMatrix Global Pte Ltd on behalf of the Group, and Ping Ping Lim’s due amount to the Group was reassigned to him. The resulting amount owed to the Group was then used to offset the outstanding debt. The amount due to Swee Kheng Chua represents a short-term non-interest-bearing loan. The loan is unsecured.
[4]	The balance pertains to payment on behalf and interest charged on the payment on behalf for the prior years. In 2024, 100% expected credit loss has been provided due to uncertainty about the recoverability
[5]	Trade payable arise from the subcontractor services provided to Concorde Security Pte Ltd which are trade in nature. The Group received credit notes from Total Protection Solution Pte Ltd amounting to SGD 1,244,122 during the year ended December 31, 2024.